UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2004
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   May 5, 2004


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   $44126



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      812     9914 SH       SOLE                     9914
ALLTEL Corp                    COM              020039103     1243    24915 SH       SOLE                    24915
American Express               COM              025816109      331     6380 SH       SOLE                     6380
American Intl. Group           COM              026874107      917    12850 SH       SOLE                    12850
Anheuser Busch Cos             COM              035229103      449     8805 SH       SOLE                     8805
Archstone-Smith Trust          COM              039583109      277     9390 SH       SOLE                     9390
Auto. Data Processing          COM              053015103      985    23460 SH       SOLE                    23460
Bank of America                COM              060505104      366     4520 SH       SOLE                     4520
Bemis Co.                      COM              081437105      520    20010 SH       SOLE                    20010
CVS Corp.                      COM              126650100      890    25220 SH       SOLE                    25220
Cardinal Health                COM              14149Y108      720    10450 SH       SOLE                    10450
Cisco Systems Inc.             COM              17275R102      893    37890 SH       SOLE                    37890
Citigroup, Inc.                COM              172967101      682    13189 SH       SOLE                    13189
Clorox Co.                     COM              189054109      462     9450 SH       SOLE                     9450
Colonial Properties Trust      COM              195872106      282     6905 SH       SOLE                     6905
ConAgra Foods                  COM              205887102     1077    39990 SH       SOLE                    39990
Cox Communications             COM              224044107      757    23940 SH       SOLE                    23940
Crawford & Co. Cl. A           COM              224633206       83    17040 SH       SOLE                    17040
Dell, Inc.                     COM              24702R101     1025    30490 SH       SOLE                    30490
Dover Corp.                    COM              260003108      362     9335 SH       SOLE                     9335
Dow Jones & Co.                COM              260561105      438     9140 SH       SOLE                     9140
DuPont (E.I.)                  COM              263534109     1034    24495 SH       SOLE                    24495
Duke Energy Corp.              COM              264399106      640    28330 SH       SOLE                    28330
Ennis Business Forms           COM              293389102      275    16445 SH       SOLE                    16445
Exxon Mobil Corp.              COM              30231G102     1249    30033 SH       SOLE                    30033
Fidelity Natl. Finance         COM              316326107      426    10749 SH       SOLE                    10749
First Commonwealth Finl        COM              319829107      212    14345 SH       SOLE                    14345
First Data Corp.               COM              319963104     1259    29861 SH       SOLE                    29861
Gannett Co., Inc.              COM              364730101     1090    12370 SH       SOLE                    12370
General Electric               COM              369604103      857    28078 SH       SOLE                    28078
Health Mgmt Associates         COM              421933102      483    20790 SH       SOLE                    20790
Hewlett-Packard Co.            COM              428236103      794    34780 SH       SOLE                    34780
Home Depot Inc.                COM              437076102      664    17780 SH       SOLE                    17780
Hormel Foods Corp.             COM              440452100      423    14420 SH       SOLE                    14420
Int'l Business Machines        COM              459200101      856     9320 SH       SOLE                     9320
Intelidata Technologies        COM              45814T107       15    12500 SH       SOLE                    12500
Johnson & Johnson              COM              478160104      798    15730 SH       SOLE                    15730
Lance Inc.                     COM              514606102      239    14605 SH       SOLE                    14605
Landauer Inc.                  COM              51476K103      213     5075 SH       SOLE                     5075
MBNA Corp.                     COM              55262L100      664    24030 SH       SOLE                    24030
Mack-Cali Realty               COM              554489104      282     6285 SH       SOLE                     6285
Marsh & McLennan Cos           COM              571748102      419     9050 SH       SOLE                     9050
Mattel Inc.                    COM              577081102      437    23715 SH       SOLE                    23715
McGraw-Hill Cos.               COM              580645109      498     6540 SH       SOLE                     6540
McKesson Corp.                 COM              58155Q103      470    15625 SH       SOLE                    15625
Medimmune Inc.                 COM              584699102      408    17685 SH       SOLE                    17685
Medtronic Inc.                 COM              585055106      482    10100 SH       SOLE                    10100
Merck & Co. Inc.               COM              589331107      695    15730 SH       SOLE                    15730
Microsoft Corp                 COM              594918104     1309    52500 SH       SOLE                    52500
New Plan Excel Realty          COM              648053106      286    10445 SH       SOLE                    10445
Newell Rubbermaid              COM              651229106      231     9960 SH       SOLE                     9960
Novartis AG ADS                COM              66987V109      373     8750 SH       SOLE                     8750
OneSource Info Services        COM              68272J106       94    11400 SH       SOLE                    11400
PepsiCo Inc.                   COM              713448108     1020    18939 SH       SOLE                    18939
Pfizer Inc.                    COM              717081103     1368    39039 SH       SOLE                    39039
Pitney Bowes Inc.              COM              724479100      540    12665 SH       SOLE                    12665
Procter & Gamble               COM              742718109      355     3388 SH       SOLE                     3388
SBC Communications             COM              78387G103      284    11583 SH       SOLE                    11583
ServiceMaster                  COM              81760N109      251    20880 SH       SOLE                    20880
Standard Register              COM              853887107      180    11230 SH       SOLE                    11230
TJX Companies                  COM              872540109      659    26830 SH       SOLE                    26830
TrustCo Bank                   COM              898349105      216    16035 SH       SOLE                    16035
Tupperware Corp.               COM              899896104      238    13385 SH       SOLE                    13385
Tyco International             COM              902124106      901    31440 SH       SOLE                    31440
UST Inc.                       COM              902911106      252     6980 SH       SOLE                     6980
Union Planters                 COM              908068109      266     8920 SH       SOLE                     8920
United Technologies            COM              913017109      989    11455 SH       SOLE                    11455
UnitedHealth Group             COM              91324P102     1046    16230 SH       SOLE                    16230
Wachovia Corp.                 COM              929903102      843    17946 SH       SOLE                    17946
Washington Mutual              COM              939322103     1021    23916 SH       SOLE                    23916
Wells Fargo & Co.              COM              949746101      608    10721 SH       SOLE                    10721
Worthington Industries         COM              981811102      259    13520 SH       SOLE                    13520
Wyeth                          COM              983024100     1082    28807 SH       SOLE                    28807